Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Income Taxes
State Benefit Related to Dividend Payment	$ 597
Valuation allowance	0	$ 0
Unrecognized Tax Benefits	0	0	$ 189
Unrecognized Tax Benefits that Would Favorably Impact the Effective Tax Rate	$ 0	$ 0	$ 136